Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED U S GOVERNMENT SECURITIES FUND 2-5 YEARS
Prospectus Date	rr_ProspectusDate	Mar. 31, 2020
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2020